Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock Based Compensation Activity [Line Items]
Shares reserved for issuance	14,000
Shares available for future grants	6,000
Unrecognized stock based compensation	$ 36,000
Unrecognized stock based compensation, weighted average period of recognition	1 year 9 months
Value of stock option exercised during year	$ 224	$ 160	$ 319
Cash received from stock option exercises	$ 400	400	2,000
Unearned grant expected to be recognized in period	3 years
Minimum
Stock Based Compensation Activity [Line Items]
Range of vested shares of original grant amount	0.00%
Maximum
Stock Based Compensation Activity [Line Items]
Range of vested shares of original grant amount	200.00%
Nonvested Restricted Stock Units
Stock Based Compensation Activity [Line Items]
Performance based share granted, percent of nonvested restricted stock units outstanding	31.00%
Administrative expenses
Stock Based Compensation Activity [Line Items]
Stock based compensation expense	$ 28,000	$ 31,000	$ 30,000
Employee stock purchase plan [Member]
Stock Based Compensation Activity [Line Items]
Discount allowed on employee stock purchase plan	15.00%
Number of share purchased under stock option plan	122
Stock option plan, average purchase price	$ 8.34
Employee stock purchase plan [Member] | Maximum
Stock Based Compensation Activity [Line Items]
Shares reserved for issuance	1,000